Loans and Borrowings (Details) - Schedule of classification and maturity of the convertible notes - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of classification and maturity of the convertible notes [Abstract]
Fair value through profit or loss		$ 6,766,866
Amortized cost	13,805,436	5,968,969
Total of profit or loss	13,805,436	12,735,835
Current	13,805,436	7,629,743
Non-current		5,106,092
Total long-term liabilities	$ 13,805,436	$ 12,735,835